    As filed with the Securities and Exchange Commission on December 22, 2004

                                                     Registration Nos. 811-06241
                                                                      333-107558

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.
                                ---

[X] Post-Effective Amendment No. 1
(Check appropriate Box or Boxes)

                             LOOMIS SAYLES FUNDS II
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 449-2801
                        (Area Code and Telephone Number)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                            Coleen Downs Dineen, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

    It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).
                 (Approximate Date of Proposed Public Offering)

                    CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933

Title of Securities Being Registered: Shares of beneficial interest, no par value, of Loomis Sayles Growth Fund.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on
Section 24(f).

This Post-Effective Amendment No. 1 (the "Amendment") to this Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibits to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on October 12, 2004 (0001193125-03-169894).

                                                    'Registration Nos. 811-06241
                                                                        33-39133

                                     PART C
                                OTHER INFORMATION
--------------------------------------------------------------------------------

Item 15. Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 16. Exhibits

(1)  Agreement and Declaration of Trust. (i)
     (a) Amendment No. 1 to Agreement and Declaration of Trust. (ii)

(2)  By-laws. (i)
     (a) Amendment No. 1 to By-Laws. (xiv)
     (b) Amendment No. 2 to By-Laws. (xiv)

(3)  Voting Trust Agreements.
     Not applicable.

(4)  Agreement and Plan of Reorganization is filed herewith.

(5)  Instruments Defining Rights of Security Holders.

     Rights of shareholders are described in Article III, Sections 5 of the Agreement and Declaration, which is described in response to Item 16(1) above.

(6)  Investment Advisory Contracts.
     Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Growth Fund, and Loomis, Sayles & Company, L.P. (iv)

(7)  Distribution Agreements and Dealer Agreement.

     (a) Distribution Agreement between Registrant and CDC IXIS Asset Management Distributors, L.P. (ii)

     (b) Form of Dealer Agreement. (ix)

(8)  Bonus or Profit Sharing Contracts.
     Not applicable.

(9)  Custodian Agreements.
     Form of Custodian Agreement. (i)

(10) Rule 12b-1 Plans and Rule 18f-3 Plans.
     (a) Amended and Restated Rule 18f-3(d) Plan (ix)
     (b) 12b-1 Plan for Class A shares of Loomis Sayles Growth Fund (x)
     (c) Distribution and Service Plan for Class B shares of Loomis Sayles Growth Fund (x)
     (d) Distribution and Service Plan for Class C shares of Loomis Sayles Growth Fund (x)

(11) Opinion and Consent of Counsel as to the legality of the securities being registered.

     (a) Opinion and consent of Ropes & Gray LLP. (xiii)

(12) Opinion and Consent of Counsel Relating to Tax Matters and Consequences to Shareholders is filed herewith.

(13) Other Material Contracts.
     (a) Transfer Agency and Services Agreement dated February 1, 2003 between the Registrant and CDC IXIS Asset Management Services, Inc. (ii)
     (b) First Addendum dated September 12, 2003 to Transfer Agency and Services Agreement (x)
     (c) Second Addendum dated January 1, 2004 to Transfer Agency and Services Agreement (ix)
     (d) Third Addendum dated July 14, 2004 to Transfer Agency and Services Agreement. (xiii)
     (e) Administrative Services Agreement dated October 1, 2003, between Registrant on behalf of each series and CDC IXIS Asset Management Services, Inc. (ix)
     (f) First Amendment dated July 14, 2004 to Administrative Services Agreement. (xiv)

(14) Other Opinions, Appraisals or Rulings.
     Consent of PricewaterhouseCoopers LLP. (xiii)

(15) Omitted Financial Statements.
     Not applicable.

(16) Powers of Attorney. (xiv)

(17) Additional Exhibits.
     (a) Form of Proxy. (xiii)
     (b) CDC Nvest Equity Funds Classes A, B, C and Class Y Prospectuses dated February 1, 2004. (ix)
     (c) Statement of Additional Information of the CDC Nvest Equity Funds dated February 1, 2004. (ix)
     (d) Annual Report to Shareholders of the CDC Nvest Equity Funds for the fiscal year ended December 31, 2003. (xi)
     (e) Annual Report to Shareholders of the Loomis Sayles Equity Funds for the fiscal year ended September 30, 2003. (xi)
     (f) Semi-Annual Report to Shareholders of the Loomis Sayles Equity Funds for the period ended March 31, 2004. (xii)
     (g) Annual Report to Shareholders of the Loomis Sayles Equity Funds for the period ending September 30, 2004. (xv)

--------------------------------------------------------------------------------
(i) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on October 31, 1997.

(ii) Incorporated by reference to the Exhibits to Post Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on September 10, 2003.

(iii) Incorporated by reference to Appendix B to the Prospectus/Proxy Statement filed herewith as Part A to this registration statement on Form N-14.

(iv) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on January 30, 2001.

(v) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on November 27, 2002.

(vi) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 27 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 30, 2001.

(vii) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 28 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 27, 2002.

(viii) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on June 20, 2003.

(ix) Incorporated by reference to Post Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on January 28, 2004.

(x) Incorporated by reference to Post Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on November 28, 2003.

(xi) Incorporated by reference to Form N-CSR for Loomis Sayles Funds II filed on December 5, 2003.

(xii) Incorporated by reference to Form N-CSRS for Loomis Sayles Funds II filed on June 4, 2004.

(xiii) Incorporated by reference to the Registration Statement filed on August 30, 2004.

(xiv) Incorporated by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed on December 2, 2004.

(xv) Incorporated by reference to Form N-CSR for Loomis Sayles Funds II filed on December 2, 2004.

Item 17. Undertakings

(1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, the undersigned undertakes to file, by post-effective amendment to this registration statement, an opinion of counsel supporting the tax matters and consequences to the shareholders discussed in the Prospectus/Proxy Statement that is part of this registration statement within a reasonable time after receipt of such opinion.

                             LOOMIS SAYLES FUNDS II
                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Boston, and the Commonwealth of Massachusetts on the 22nd day of December, 2004.

                                                       LOOMIS SAYLES FUNDS II

                                                       By: /s/ JOHN T. HAILER
                                                       ----------------------
                                                       John T. Hailer
                                                       President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


Signature                                Title                Date
---------                                -----                ----

/s/ MICHAEL KARDOK
------------------------------------
Michael Kardok                           Treasurer            December 22, 2004


GRAHAM T. ALLISON, JR.*
------------------------------------
Graham T. Allison, Jr.                   Trustee              December 22, 2004


EDWARD A. BENJAMIN*
------------------------------------
Edward A. Benjamin                       Trustee              December 22, 2004


ROBERT BLANDING*
------------------------------------
Robert Blanding                          Trustee              December 22, 2004


DANIEL M. CAIN*
------------------------------------
Daniel M. Cain                           Trustee              December 22, 2004


PAUL G. CHENAULT*
------------------------------------
Paul G. Chenault                         Trustee              December 22, 2004


KENNETH J. COWAN*
------------------------------------
Kenneth J. Cowan                         Trustee              December 22, 2004


RICHARD DARMAN*
------------------------------------
Richard Darman                           Trustee              December 22, 2004


/s/ JOHN T. HAILER
------------------------------------
John T. Hailer                           Trustee              December 22, 2004


SANDRA O. MOOSE*
------------------------------------
Sandra O. Moose                          Trustee              December 22, 2004


JOHN A. SHANE*
------------------------------------
John A. Shane                            Trustee              December 22, 2004

                                              *By: /s/ COLEEN DOWNS DINNEEN
                                                   ------------------------
                                                   Coleen Downs Dinneen
                                                   Attorney-In-Fact**
                                                   December 22, 2003

** Powers of Attorney are incorporated by reference to the Exhibit to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A under the Securities Act filed with the SEC on December 2, 2004.

                             LOOMIS SAYLES FUNDS II
                                  EXHIBIT INDEX

                        Exhibits for Item 16 of Form N-14
--------------------------------------------------------------------------------

Exhibit            Description
-------            -----------
(4)                Agreement and Plan of Reorganization
(12)               Opinion and Consent of Counsel